Retirement Benefits - Amounts Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Total	$ 36,710	$ (48,514)
Qualified Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	0	42,404
Current liabilities	0	0
Noncurrent liabilities	(64,021)	0
Net assets (liabilities)	(64,021)	42,404
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	121,413	(112,055)
Amortization of net (loss) gain	0	(2,889)
Prior service cost (credit)	0	0
Amortization of prior service cost (credit)	1,980	1,980
Total change in other comprehensive income for year	123,393	(112,964)
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	0	0
Current liabilities	(4,386)	(3,981)
Noncurrent liabilities	(51,469)	(43,298)
Net assets (liabilities)	(55,855)	(47,279)
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	7,162	(1,687)
Amortization of net (loss) gain	(913)	(1,461)
Prior service cost (credit)	0	478
Amortization of prior service cost (credit)	(42)	17
Total change in other comprehensive income for year	6,207	(2,653)
Other Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	0	0
Current liabilities	(355)	(421)
Noncurrent liabilities	(6,973)	(5,744)
Net assets (liabilities)	(7,328)	(6,165)
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	1,121	(3,665)
Amortization of net (loss) gain	394	(70)
Prior service cost (credit)	0	0
Amortization of prior service cost (credit)	0	0
Total change in other comprehensive income for year	1,515	(3,735)
Parent Company [Member] | Qualified Pension Benefits [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	55,471	(65,943)
Prior service cost (credit)	(13,782)	(15,762)
Total	41,689	(81,705)
Parent Company [Member] | Supplemental Employee Retirement Plan [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	15,918	9,670
Prior service cost (credit)	331	373
Total	16,249	10,043
Parent Company [Member] | Other Benefit [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	(1,457)	(2,972)
Prior service cost (credit)	0	0
Total	(1,457)	(2,972)
Subsidiaries [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Total	164,281	87,405
Subsidiaries [Member] | Qualified Pension Benefits [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	122,202	(110,465)
Amortization of net (loss) gain	(13,195)	(20,612)
Prior service cost (credit)	0	0
Amortization of prior service cost (credit)	1,573	1,573
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	110,580	(129,504)
Net loss (gain)	247,331	138,324
Prior service cost (credit)	(10,952)	(12,525)
Total	236,379	125,799
Subsidiaries [Member] | Supplemental Employee Retirement Plan [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	7,162	(1,687)
Amortization of net (loss) gain	(1,461)	(2,191)
Prior service cost (credit)	0	477
Amortization of prior service cost (credit)	(44)	16
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	5,657	(3,385)
Net loss (gain)	19,751	14,050
Prior service cost (credit)	339	383
Total	20,090	14,433
Subsidiaries [Member] | Other Benefit [Member]
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	1,121	(3,665)
Amortization of net (loss) gain	702	284
Prior service cost (credit)	0	0
Amortization of prior service cost (credit)	(3)	(30)
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	1,820	(3,411)
Net loss (gain)	(3,733)	(5,556)
Prior service cost (credit)	3	6
Total	$ (3,730)	$ (5,550)